Provisions for judicial and administrative proceedings, commitments and other provisions	12 Months Ended
Dec. 31, 2023
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for judicial and administrative proceedings, commitments and other provisions

22. Provisions for judicial and administrative proceedings, commitments and other provisions

a) Breakdown

The breakdown of “Obligation and Provisions” is as follows:

In BRL thousands	2023	2022	2021

Provisions for pension funds and similar liabilities (Note 21)	2,543,504	1,775,202	2,728,126
Provisions for judicial and administrative proceedings, commitments, and other provisions	8,930,277	7,339,941	8,876,356
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496	496
Judicial and administrative proceedings	8,457,667	6,754,262	7,668,914
Comprising:
Civil	2,888,359	2,875,936	3,231,004
Labor	3,277,476	1,700,752	2,071,811
Tax and Social Security	2,291,832	2,177,574	2,366,099
Provisions for contingent liabilities (Note 22.b.1)	382,485	430,484	908,027
Miscellaneous provisions	89,629	154,700	298,919
Total	11,473,781	9,115,143	11,604,482

b) Changes

The changes “Obligation and Provisions” were as follows:

In BRL thousands	2023

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,775,202	7,339,941	9,115,143
Additions charged to income:
Interest expense and similar charges	154,499	-	154,499
Personnel Expenses (Note 39)	3,788	-	3,788
Establishment / Reversals and Adjustments of Provisions	(89)	4,472,411	4,472,322
Other Comprehensive Income	834,702	-	834,702
Establishment / Reversal of provisions for contingent commitments	-	(47,999)	(47,999)
Payments to external funds	(251,467)	-	(251,467)
Amount paid	-	(2,834,076)	(2,834,076)
Transfer to other assets - actuarial assets (Note 15)	26,869	-	26,869
Transfers, foreign exchange fluctuations, and other variations	-	-	-
Balance at the end of the fiscal year	2,543,504	8,930,277	11,473,781

In BRL thousands	2022

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,728,126	8,876,356	11,604,482
Additions charged to profit or loss:
Interest and Similar Income and Expenses	156,637	-	156,637
Personnel Expenses (Note 39)	6,447	-	6,447
Establishment / Reversals and Adjustments of Provisions	40,470	1,652,562	1,693,032
Other Comprehensive Income	(401,147)	-	(401,147)
Establishment / Reversal of provisions for contingent commitments	-	(477,543)	(477,543)
Payments to external funds	(783,187)	-	(783,187)
Amount paid	-	(2,713,474)	(2,713,474)
Transfer to other assets - actuarial assets (Note 15)	27,856	-	27,856
Transfers, foreign exchange fluctuations, and other variations	-	2,040	2,040
Balance at the end of the fiscal year	1,775,202	7,339,941	9,115,143

Thousand of reais	2021

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	3,929,265	9,885,713	13,814,978
Additions charged to profit or loss:
Interest and Similar Income and Expenses	217,413	-	217,413
Personnel Expenses (Note 39)	8,619	-	8,619
Establishment / Reversals and Adjustments of Provisions	(1,618)	1,997,788	1,996,170
Other Comprehensive Income	(833,511)	-	(833,511)
Establishment / Reversal of provisions for contingent commitments	-	183,248	183,248
Payments to external funds	(619,086)	-	(619,086)
Amount paid	-	(3,222,395)	(3,222,395)
Transfer to other assets - actuarial assets (Note 15)	27,045	-	27,045
Transfers, foreign exchange fluctuations, and other variations	-	32,002	32,002
Balance at the end of the fiscal year	2,728,126	8,876,356	11,604,483
(1)	For further information, please refer to note 21. Provisions for pension funds and similar liabilities

b.1) Provisions for contingent payments

As stated in note 1.iii, IFRS 9 mandates the recognition of a provision for expected loan losses on financial guarantee contracts that have not yet been honored. This provision expense, reflecting the credit risk, must be measured and recognized when such guarantees are honored and the guaranteed customer fails to meet their contractual obligations. Changes in these provisions during the fiscal years of 2023 and 2022 are detailed below.

In BRL thousands	2023	2022	2021

Balance at the beginning of the period	430,484	908,027	724,779
Establishment / Reversal of provisions for contingent commitments	(47,999)	(477,543)	183,248
Balance at end of year	382,485	430,484	908,027

c) Provisions for Tax and Social Security, Labor and Civil Matters

Banco Santander and its subsidiaries are involved in judicial and administrative proceedings related to tax, social security, labor, and civil matters, arising from their regular business operations.

Provisions have been established based on the nature, complexity, and historical context of the legal proceedings, as well as on the assessment of loss in the companies' proceedings, informed by the opinions of both internal and external legal advisors. It is Banco Santander's policy to fully provision the value at risk for proceedings deemed to have a probable loss.

Management understands that the provisions made are sufficient to meet legal obligations and potential losses arising from judicial and administrative proceedings as follows:

c.1) Judicial and Administrative Proceedings Pertaining to Tax and Social Security Matters

Main judicial and administrative proceedings with probable loss risk

Banco Santander and its subsidiaries are involved in judicial and administrative proceedings related to tax and social security disputes, which are classified based on the opinion of legal advisors as having a probable loss risk.

Provisional Contribution on Financial Transactions (CPMF) in Client Operations R$1,099,049 (12/31/2022 - R$1,016,253): in May of 2023, the Brazilian Federal Revenue Service issued an infraction notice to Santander Distribuidora de Títulos e Valores Mobiliários Ltda. (Santander DTVM) and another notice to Banco Santander (Brasil) S.A. The notices addressed the levy of CPMF on transactions executed by Santander DTVM in managing its clients' assets and on clearing services provided by the Bank to Santander DTVM, spanning the years 2000, 2001 and 2002. The administrative proceeding concluded unfavorably for both entities. On July 3, 2015, the Bank and Santander Brasil Tecnologia S.A. (the current designation of Produban Serviços de Informática S.A. and Santander DTVM) initiated legal proceedings to annul both tax liabilities. The lawsuit resulted in an adverse verdict and judgment, prompting the filing of a Special Appeal to the Superior Court of Justice ("STJ") and an Extraordinary Appeal to the Supreme Court ("STF"), both awaiting judgment. Based on the legal advisors' evaluation, a provision was established to cover the probable loss in the lawsuit.

National Institute of Social Security (INSS) R$138,250 (12/31/2022 - R$133,593): Banco Santander and its subsidiaries are engaged in judicial and administrative proceedings over the collection of social security contributions and the education charge on various payments which, as per the assessment of legal advisors, do not constitute remuneration under employment law.

Service Tax (ISS) - Financial Institutions - R$379,234 (2022 - R$319,020 and 2021 - R$283,528): Banco Santander and its subsidiaries are administratively and judicially disputing the demand by various municipalities for the payment of ISS on multiple income arising from operations that are not customarily classified as service provision. (Note 22.c.4 – Possible Loss Risk).

c.2) Judicial and Administrative Proceedings Pertaining to Labor Matters

These are legal actions initiated by Labor Unions, Associations, the Labor Public Prosecutor's Office, and former employees, claiming labor rights they believe are due, particularly regarding the payment of "overtime" and other labor rights, including proceedings related to retirement benefits.

For claims regarded as routine and alike in nature, provisions are recorded based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions established according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

Former employees of Banespa

A class action lawsuit was initiated by AFABESP (Association of Retirees and Former Employees of Banespa) seeking the disbursement of the semi-annual bonus stipulated in the Bank's bylaws. The final judgment in the case was unfavorable to Santander. Consequently, each beneficiary of the judgment is now entitled to file an individual lawsuit to receive the owed amount. As of now, there are 7,422 individual lawsuits pending. The risk of loss is considered probable.

Given the varied positions adopted by the judgments for each case, a procedure known as the Incident of Resolution of Repetitive Demands ("IRDR") was initiated before the Regional Labor Court ("TRT") with the aim of establishing objective criteria concerning the claims presented by the Bank, particularly regarding the statute of limitations and the limitation of payments up to December 2006 (Plan V).

Finally, due to conflicting interpretations of the Federal Constitution, a Fundamental Precept Noncompliance Allegation Action ("ADPF") was filed, enabling the Federal Supreme Court ("STF") to resolve the dispute and designate the appropriate statute of limitations for use in individual cases filed.

As of December 31, 2023 the provision has been established based on the estimated probable loss from individual lawsuits against the Bank.

c.3) Judicial and Administrative Proceedings Pertaining to Civil Matters

These provisions typically arise from: (i) claims requesting a review of contractual terms and conditions or monetary adjustment requests, including alleged impacts from the implementation of various government economic plans, (ii) claims related to financing contracts, (iii) enforcement actions, and (iv) claims for compensation for losses and damages. For civil claims deemed routine and alike in nature, provisions are recorded based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions established according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

The main proceedings classified as probable loss risk are detailed below:

Compensatory Actions - These relate to compensation for material and/or moral damages arising from consumer relationships, primarily involving issues related to credit cards, consumer loans, current accounts, collections, loans, and other matters. For claims concerning causes deemed alike and routine for the business, within the normal course of the Bank's operations, provisions are established based on the historical average of settled cases. Claims that do not meet this criterion are provisioned based on an individual assessment, with provisions set according to the probable risk of loss, in compliance with the law and jurisprudence, as determined by the loss assessment conducted by legal advisors.

Economic Plans - These relate to judicial proceedings that claim alleged inflationary adjustments arising from Economic Plans (Bresser, Verão, Collor I and II), on the basis that such plans infringed upon vested rights associated with the application of purportedly owed inflationary indices to Savings Accounts, Judicial Deposits, and Time Deposits ("CDBs"). The provisions for these lawsuits are based on the individualized assessment of loss conducted by legal advisors.

Banco Santander is also a party to public civil actions related to the same subject matter, initiated by consumer protection entities, the Public Prosecutor's Office, or Public Defenders. Provisions are recognized only for cases with a probable loss risk, based on individual enforcement requests. The issue is currently under review by the STF. There is existing jurisprudence in the STF that is favorable to banks concerning economic phenomena similar to that of savings accounts, such as in the case of inflation adjustments to time deposits ("CDBs") and adjustments applied to contracts ("tablita").

However, the jurisprudence of the STF regarding the constitutionality of the regulations that amended Brazil's monetary standard has not yet been established. On April 14, 2010, the Superior Court of Justice ("STJ") ruled that the deadline for initiating public civil actions related to the inflation adjustments is x years from the date of the plans, but this ruling has not yet become final and conclusive. Accordingly, with this decision, a significant number of the claims, as filed after the x-year deadline, are expected to be declared unfounded, thereby reducing the amounts involved. The STJ also ruled that the deadline for individual savers to register for Public Civil Actions is x years, counted from the date of the final judgment of the respective case. Banco Santander is confident in the success of the positions it has advocated before these courts, due to their substance and rationale.

Towards the end of 2017, the Attorney General's Office ("AGU"), the Brazilian Central Bank ("Bacen"), the Consumer Defense Institute ("Idec"), the Brazilian Savers Front ("Febrapo"), and the Brazilian Federation of Banks ("Febraban") entered into an agreement with the objective of resolving the legal disputes related to the Economic Plans.

The discussions were centered on determining the amount to be paid to each claimant, based on the balance in the savings account as of the plan's date. The total amount of the payments will depend on the number of participants, as well as the number of savers who have successfully demonstrated in court the existence of the account and the balance on the anniversary date of the index adjustment. The settlement agreement negotiated between the parties was ratified by the STF.

In a ruling by the STF, a nationwide suspension of all legal proceedings concerning the issue was ordered for the duration of the agreement, except for cases where judgments are being definitively enforced.

On March 11, 2020, the agreement was extended through an addendum, incorporating lawsuits exclusively pertaining to the discussion of the Collor Plan I. This extension is for a term of 5 years, and the ratification of the addendum's terms took place on June 03, 2020.

Management believes that the provisions made are adequate to cover the risks associated with the economic plans, in light of the ratified agreement.

c.4) Contingent Liabilities in Tax, Social Security, Labor, and Civil Matters Classified as Possible Loss Risk

These are judicial and administrative proceedings related to tax, social security, labor, and civil matters, classified, based on the opinion of legal advisors, as carrying a risk of possible loss, therefore, not provisioned.

Tax-related claims classified as possible loss risk amounted to R$ R$34,644,132, with the main proceedings outlined below:

PIS and COFINS- Legal actions brought by Banco Santander (Brasil) S.A. and other entities of the Group to rule out the application of Law No. 9.718/98, which changes the calculation basis of the Social Integration Program (PIS) and the Contribution for Social Security Financing (COFINS), extending it to all entities' revenues, and not just revenues arising from the provision of services. In relation to the Banco Santander (Brasil) S.A. case, in 2015 the Federal Supreme Court (STF) admitted the extraordinary appeal filed by the Federal Union in relation to PIS, and dismissed the extraordinary appeal filed by the Federal Public Ministry in relation to the contribution to COFINS, confirming the decision of the Federal Regional Court in favor of Banco Santander (Brasil) S.A. in August 2007. The STF decided, through General Repercussion, Topic 372 and partially accepted the Federal Union's appeal, establishing the thesis that it applies PIS/COFINS on operating revenues arising from typical activities of financial institutions. With the publication of the ruling, the Bank presented a new appeal in relation to PIS, and is awaiting analysis.

Based on the assessment of the legal advisors, the risk prognosis was classified as possible loss, with an outflow of appeal not being likely. As of December 31, 2023, the amount involved is R$2,121,173. For other legal actions, the respective PIS and COFINS obligations were recorded.

Social Security Contributions on Profit Sharing ("PLR") - The Bank and its subsidiaries are engaged in legal and administrative proceedings initiated by tax authorities concerning the assessment of social security contributions on payments made for profit sharing. As of December 31, 2023, the amount related to these proceedings totaled approximately R$9,164,600.

Service Tax (ISS) - Financial institutions - Banco Santander and its subsidiaries are contesting both administratively and judicially the imposition by several municipalities of the ISS on various income derived from operations not typically recognized as service provision. As of December 31, 2023, the amounts at risk of possible loss associated with these disputes reached approximately R$4,044,099.

Non-Ratified Tax Offsetting - The Bank and its subsidiaries are engaged in both administrative and legal disputes with the Federal Revenue Service over the non-ratification of tax offsets involving credits from overpayments or undue payments. As of December 31, 2023, the total amount was approximately R$5,080,503.

Amortization of Goodwill from Banco Real Acquisition - The Brazilian Federal Revenue Service issued an infraction notice against the Bank demanding payment of Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL), including late payment fees, for the base period of 2009. The tax authorities contended that the goodwill arising from the acquisition of Banco Real, which was amortized for accounting purposes prior to its merger, could not be deducted by Banco Santander for tax purposes. The infraction notice has been formally contested, and we are currently awaiting a decision from the Administrative Council for Tax Appeals ("CARF"). In December 31, 2023, the amount approximately R$ 1,637,412.

Loan Operation Losses - The Bank and its subsidiaries contested the tax assessments issued by the Brazilian Federal Revenue, arguing against the improper deduction of losses from loan operations in the calculation bases for Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL), on the grounds of allegedly not meeting the requirements of applicable laws. As of December 31, 2023, the amount concerning this dispute was approximately R$1,446,014.

Utilization of Tax Losses and Negative CSLL Base - Notices of infraction issued by the Brazilian Federal Revenue for the fiscal years 2009 and 2019, concerning alleged improper offsetting of tax losses and negative CSLL base, following tax assessments from previous periods. A decision in the administrative court is pending. As of December 31, 2023, the amount was R$2,361,898.

Amortization of Goodwill from Banco Sudameris Acquisition - The tax authorities issued notices of infraction demanding the payment of Corporate Income Tax (IRPJ) and Social Contribution on Net Profits (CSLL), including late payment fees, for the tax deduction related to the amortization of goodwill arising from the acquisition of Banco Sudameris, covering the fiscal period from 2007 to 2012. Banco Santander has lodged the necessary administrative defenses and is currently awaiting a decision from the Administrative Council for Tax Appeals ("CARF"). As of December 31, 2023, the amount was approximately R$ 743,918.

IRPJ and CSLL Capital Gains - The Brazilian Federal Revenue Service issued an infraction notice against Santander Seguros (legal successor of ABN AMRO Brasil Dois Participações S.A. ("AAB Dois Par")), demanding the payment of corporate income tax and social contribution for the fiscal year of 2005. The Brazilian Federal Revenue Service contends that the capital gain from the sale of shares in Real Seguros S.A. and Real Vida e Previdência S.A by AAB Dois Par should be taxed at a rate of 34.0% instead of 15.0%. The notice was administratively contested on the basis that the tax treatment applied to the transaction was in compliance with prevailing tax legislation, and the capital gain had been duly taxed. The administrative proceeding ended unfavorably for the Bank. In July of 2020, the Bank initiated a legal action to annul the debt. The lawsuit is pending judgment. Banco Santander is liable for any adverse outcome in this proceeding as the former controlling entity of Zurich Santander Brasil Seguros e Previdência S.A. As of December 31, 2023, the amount related to this discussion stood at approximately R$ R$549,815.

Withholding Income Tax (IRRF) International Remittances - The Company initiated legal proceedings to remove the levy of Withholding Income Tax (IRRF) on payments for technology services provided by companies domiciled abroad, in accordance with International Treaties between Brazil-Chile, Brazil-Mexico, and Brazil-Spain, aimed at preventing double taxation. A favorable judgment was issued, which was subsequently appealed by the National Treasury to the Federal Regional Court of the 3th Region, where it is currently pending judgment. As of December 31, 2023, the amount was approximately R$918,413.

Liabilities arising from labor litigation with a possible loss risk totaled R$149,992 in the Consolidated Financial Statements, with the following main proceedings:

Adjustment of Banesprev Retirement Supplements through IGPDI - A collective lawsuit filed by Afabesp seeking to modify the index used for adjusting the pension benefits of retirees and former employees of Banespa, hired before 1975.

The lawsuit was decided against Santander, which has filed an appeal. The appeal is currently pending a decision.

Liabilities arising from civil litigation with a possible loss risk totaled R$2,692,210 in the Consolidated Financial Statements, The main process being the compensation action relating to custody services provided by Banco Santander in the expert phase and with no ruling yet.